Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pzena Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Mid Cap Value Fund (the “Mid Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Mid Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell Midcap® Index (“mid cap companies”). As of May 31, 2019, the market capitalization of companies in the Russell Midcap® Index ranged from $266.92 million to $48.37 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships ("MLPs"). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2019, 27.58% of the Fund's total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.

•
Mid Cap Company Risk. A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund. The following additional risks could affect the value of your investment:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Mid Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2019 was 12.12%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.51% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -20.29% (quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Pzena Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVMX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,952
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIMX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,565
Annual Return 2015	rr_AnnualReturn2015	(3.62%)
Annual Return 2016	rr_AnnualReturn2016	25.37%
Annual Return 2017	rr_AnnualReturn2017	14.56%
Annual Return 2018	rr_AnnualReturn2018	(21.21%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
Pzena Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2019, the market capitalization of companies in the Russell 2000® Index ranged from $16 million to $8.6 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in small-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”) and foreign real estate companies. The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships ("MLPs"). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2019, 30.93% of the Fund's total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. .

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Small Cap Fund at quoted market prices.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2019 was 11.10%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 9.82% (quarter ended June 30, 2018) and the lowest return for a calendar quarter was -20.38% (quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Pzena Small Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,655
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZISX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.04%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,012
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,295
Annual Return 2017	rr_AnnualReturn2017	3.52%
Annual Return 2018	rr_AnnualReturn2018	(14.77%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Pzena Emerging Markets Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Emerging Markets Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Emerging Markets Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy. P-Notes are a type of equity-linked derivative which generally are traded over-the-counter. The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
P-Note Risk. Although P-Notes seek to offer a return linked to a particular underlying equity security, the P-Note’s performance may differ due to transaction costs and other expenses. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund. There is also no assurance that there will be a secondary trading market for a P-Note and therefore, P-Notes may be considered illiquid.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Emerging Markets Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2019 was 6.83%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.08% (quarter ended March 31, 2017) and the lowest return for a calendar quarter was -16.59% (quarter ended September 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Pzena Emerging Markets Value Fund | MSCI Emerging Markets Index Net USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,921
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,533
Annual Return 2015	rr_AnnualReturn2015	(17.70%)
Annual Return 2016	rr_AnnualReturn2016	22.17%
Annual Return 2017	rr_AnnualReturn2017	29.98%
Annual Return 2018	rr_AnnualReturn2018	(10.24%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Pzena Long/Short Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena Long/Short Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Long/Short Value Fund (the “Long/Short Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis. During the most recent fiscal year, the Fund’s portfolio turnover rate was58%of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Long/Short Fund seeks to achieve long-term capital appreciation through long positions in securities priced below, and short positions in securities priced above, the Adviser’s estimate of long-term earnings power. The Fund invests primarily in publicly traded equity securities. The Long/Short Fund makes long and short investments in a diversified portfolio of primarily common stocks. The Fund invests in stocks following a research-driven, bottom-up and quantitative security selection process. The Fund’s long positions are stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The short portfolio will be a broadly diversified basket of stocks that the Adviser believes to be expensive relative to their earnings history. On average, the Fund is 110% long and 60% short, for a net long position of 50%.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund primarily invests in U.S. listed companies among the largest 1,000 ranked companies by market capitalization, but may invest up to 20% of its net assets in shares of foreign companies through American Depository Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2019, 24.18% of the Fund's total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Long/Short Fund, the Adviser focuses on the company’s earnings history, underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

The Long/Short Fund expects to engage in frequent trading of the Fund’s portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Long/Short Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The Long/Short Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of U.S. issuers. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Long/Short Fund’s investments.

•
Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Long/Short Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Long/Short Fund at quoted market prices.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Short Sales Risk. A short sale is the sale by the Long/Short Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. Selling securities short involves the use of leverage. Leverage can cause the Long/Short Fund’s portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Long/Short Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Long/Short Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Long/Short Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2019 was 3.26%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.24% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -9.36% (quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Long/Short Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Long/Short Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Pzena Long/Short Value Fund | Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Long/Short Value Fund | ICE BofAML 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofAML 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Long/Short Value Fund | 50% Russell 1000® Index/50% ICE BofAML 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	50% Russell 1000® Index/50% ICE BofAML 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Long/Short Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVLX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,053
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Long/Short Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZILX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,746
Annual Return 2015	rr_AnnualReturn2015	(4.21%)
Annual Return 2016	rr_AnnualReturn2016	15.81%
Annual Return 2017	rr_AnnualReturn2017	3.06%
Annual Return 2018	rr_AnnualReturn2018	(10.62%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Long/Short Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.02%)
Pzena Long/Short Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Pzena International Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pzena International Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (July 2, 2018 through February 28, 2019), the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the International Small Cap Fund invests at least 80% of its total assets in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2019, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $93 million to $7.56 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may also invest in convertible bonds, Rule 144A securities and securities issued pursuant to initial public offerings (“IPOs”). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2019, 34.08% of the Fund's total investments were invested in the industrials sector.

In evaluating an investment for purchase by the International Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

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Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

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Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

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Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

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Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

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Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

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Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

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Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

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Newer Fund Risk. The International Small Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the International Small Cap Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the International Small Cap Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Pzena International Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.76%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	14.01%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.48%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,952
Pzena International Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	12.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	13.66%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.48%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,854

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Mid Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.25% of average daily net assets of the Investor Class shares and 0.90% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.
[3]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[4]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.45% of average daily net assets of the Investor Class shares and 1.10% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.
[5]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Emerging Markets Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[6]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.
[7]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Long/Short Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 2.10% of average daily net assets of the Investor Class shares and 1.75% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.
[8]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the International Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[9]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.52% of average daily net assets of the Investor Class shares and 1.17% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.